Lease Liabilities	6 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Lease liabilities	Note 5. Lease liabilities
	June 30, 2024	December 31, 2023
	$	$
	Unaudited
Current	207,847	223,700
Non-current	115,521	229,078
Lease liability	323,368	452,778